Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [Abstract]
Computation of basic and diluted earnings per share [text block table]	Computation of basic and diluted earnings per share in € m. 2024 2023 2022 Net income (loss) attributable to Deutsche Bank shareholders and additional equity components 4,342 6,332 5,420 Coupons paid on additional equity components (574) (498) (479) Net income (loss) attributable to Deutsche Bank shareholders –numerator for basic earnings per share 3,768 5,834 4,940 Effect of dilutive securities 0 0 0 Net income (loss) attributable to Deutsche Bank shareholders after assumedconversions – numerator for diluted earnings per share 3,768 5,834 4,940 Number of shares in million Weighted-average shares outstanding – denominator for basic earnings per share 1,993.6 2,064.1 2,084.9 Effect of dilutive securities: Deferred shares 45.7 39.9 40.7 Other (including trading options) 0.0 0.0 0.0 Dilutive potential common shares 45.7 39.9 40.7 Adjusted weighted-average shares after assumed conversions –denominator for diluted earnings per share 2,039.3 2,104.0 2,125.6
Earnings per share [text block table]	Earnings per share in € 2024 2023 2022 Basic earnings per share 1.89 2.83 2.37 Diluted earnings per share 1.85 2.77 2.32